                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester International Investors Limited
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:


/s/ Timothy J. Linehan                      London, United Kingdom       7/07/09
-------------------------------------   ------------------------------   -------
             [Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28-___________________   _______________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            2
Form 13F Information Table Value Total:      472,311
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number   Name
---     --------------------   ----

_____   28-_________________   _________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

     Column 1         Column 2     Column 3 Column 4       Column 5       Column 6  Column 7        Column 8
------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                VOTING AUTHORITY
                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------     -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Korea Electric PWR Sponsored ADR  500631106  228,935 19,907,353 SH       SOLE                19,907,353  0      0
KT Corp.           Sponsored ADR  48268K101  243,376 16,948,157 SH       SOLE                16,948,157  0      0